Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Registrant CIK	0001098462
Fiscal Year End	--12-31
Document Period Start Date	Jan. 01, 2024
Amendment Description	This Amendment No. 1 on Form 20-F/A (the 'Amendment') of Metalink LTD (the 'Company') amends the Company's Annual Report on Form 20-F for the year ended December 31, 2024, originally filed with the Securities and Exchange Commission on April 25, 2025 (the 'Original Report'). This Amendment is being filed solely for the purpose of amending the auditor's signature date, which was inadvertently written April 25, 2025, on the Original Report, and is amended to April 28, 2028. Except as described above, no changes have been made to the Original Filing and this Amendment does not modify, amend or update in any way any of the financial or other information contained in the Original Filing.
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	000-30394
Entity Registrant Name	Metalink Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Haaliya 24
Entity Address, City or Town	Beit-Yitzhak
Entity Address, Postal Zip Code	4292000
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	1,255,640
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	true
Amendment Flag	true
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Auditor Firm ID	681900001
Auditor Name	Barzily & Co.
Auditor Location	Jerusalem, Israel
Business Contact
Contact Personnel Email Address	office@topac.co.il
Entity Address, Address Line One	Haaliya 24
Entity Address, City or Town	Beit-Yitzhak
Entity Address, Postal Zip Code	4292000
Entity Address, Country	IL
Contact Personnel Name	Daniel Magen
Contact Personnel Fax Number	972-9-8877326